Share-based payments - Activity (Details)	12 Months Ended
	Sep. 30, 2025 AUD ($) EquityInstruments	Sep. 30, 2024 AUD ($) EquityInstruments
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights
Share rights
Outstanding at the beginning of the year	350,388	24,698
Granted during the year	556,399	334,167
Exercised during the year	90,641	836
Lapsed during the year	94,352	7,641
Outstanding at the end of the year	721,794	350,388
Outstanding and exercisable at the end of the year	30,737
Weighted average remaining contractual life	13 years 3 months 18 days	13 years 9 months 18 days
Weighted average fair value at grant date | $	$ 27.13	$ 20.65
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights | One-year vesting period
Share rights
Outstanding at the beginning of the year	111,458
Granted during the year	73,112
Exercised during the year	88,657
Lapsed during the year	1,164
Outstanding at the end of the year	94,749	111,458
Outstanding and exercisable at the end of the year	27,527
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights | Two-year vesting period
Share rights
Outstanding at the beginning of the year	89,542
Granted during the year	57,439
Exercised during the year	1,984
Lapsed during the year	5,342
Outstanding at the end of the year	139,655	89,542
Outstanding and exercisable at the end of the year	3,210
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights | Three-year vesting period
Share rights
Outstanding at the beginning of the year	32,446
Granted during the year	34,829
Exercised during the year
Lapsed during the year
Outstanding at the end of the year	67,275	32,446
Outstanding and exercisable at the end of the year
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights | Four-year vesting period
Share rights
Outstanding at the beginning of the year	81,761
Granted during the year	68,775
Exercised during the year
Lapsed during the year	8,273
Outstanding at the end of the year	142,263	81,761
Outstanding and exercisable at the end of the year
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights | Five-year vesting period
Share rights
Outstanding at the beginning of the year	15,270
Granted during the year	313,268
Exercised during the year
Lapsed during the year	79,573
Outstanding at the end of the year	248,965	15,270
Outstanding and exercisable at the end of the year
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights | Six-year vesting period
Share rights
Outstanding at the beginning of the year	9,661
Granted during the year	4,377
Exercised during the year
Lapsed during the year
Outstanding at the end of the year	14,038	9,661
Outstanding and exercisable at the end of the year
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights | Seven-year vesting period
Share rights
Outstanding at the beginning of the year	10,250
Granted during the year	4,599
Exercised during the year
Lapsed during the year
Outstanding at the end of the year	14,849	10,250
Outstanding and exercisable at the end of the year
Westpac Equity Incentive Plan (EIP) | Restricted shares
Share rights
Outstanding at the beginning of the year	2,550,472	310,649
Granted during the year	2,083,370	2,393,902
Released	838,759	115,752
Forfeited during the year	121,426	38,327
Outstanding at the end of the year	3,673,657	2,550,472
Weighted average fair value at grant date | $	$ 32.46	$ 23.14
Westpac Equity Incentive Plan (EIP) Long Term Variable Reward (LTVR) | Performance Rights and Restricted Rights
Share rights
Outstanding at the beginning of the year	898,756
Granted during the year	574,717	898,756
Exercised during the year
Lapsed during the year
Outstanding at the end of the year	1,473,473	898,756
Outstanding and exercisable at the end of the year
Weighted average remaining contractual life	5 years 2 months 12 days	5 years 9 months 18 days
Weighted average fair value at grant date | $	$ 22.94	$ 18
Long Term Variable Reward (LTVR) Plan
Share rights
Outstanding at the beginning of the year	3,383,798	4,028,972
Granted during the year	0	0
Exercised during the year	630,069	0
Lapsed during the year	687,808	645,174
Outstanding at the end of the year	2,065,921	3,383,798
Outstanding and exercisable at the end of the year	53,460	0
Weighted average remaining contractual life	11 years 6 months	11 years 10 months 24 days
Westpac Performance Plan (WPP)
Share rights
Outstanding at the beginning of the year	434,770
Granted during the year	0
Exercised during the year	178,055
Lapsed during the year	25,209
Outstanding at the end of the year	231,506	434,770
Outstanding and exercisable at the end of the year	82,005
Weighted average remaining contractual life	10 years 9 months 18 days	11 years 8 months 12 days
Westpac Performance Plan (WPP) | Non-performance share rights
Share rights
Outstanding at the beginning of the year	434,770	809,018
Granted during the year
Exercised during the year		317,173
Lapsed during the year		57,075
Outstanding at the end of the year		434,770
Outstanding and exercisable at the end of the year		111,078
Westpac Performance Plan (WPP) | Non-performance share rights | One-year vesting period
Share rights
Outstanding at the beginning of the year	64,336
Exercised during the year	26,586
Lapsed during the year	1,533
Outstanding at the end of the year	36,217	64,336
Outstanding and exercisable at the end of the year	36,217
Westpac Performance Plan (WPP) | Non-performance share rights | Two-year vesting period
Share rights
Outstanding at the beginning of the year	98,511
Granted during the year
Exercised during the year	50,107
Lapsed during the year	3,508
Outstanding at the end of the year	44,896	98,511
Outstanding and exercisable at the end of the year	41,127
Westpac Performance Plan (WPP) | Non-performance share rights | Three-year vesting period
Share rights
Outstanding at the beginning of the year	37,645
Granted during the year
Exercised during the year	13,932
Lapsed during the year
Outstanding at the end of the year	23,713	37,645
Outstanding and exercisable at the end of the year	4,661
Westpac Performance Plan (WPP) | Non-performance share rights | Four-year vesting period
Share rights
Outstanding at the beginning of the year	213,798
Granted during the year
Exercised during the year	87,430
Lapsed during the year	20,168
Outstanding at the end of the year	106,200	213,798
Outstanding and exercisable at the end of the year
Westpac Performance Plan (WPP) | Non-performance share rights | Five-year vesting period
Share rights
Outstanding at the beginning of the year	6,927
Granted during the year
Exercised during the year
Lapsed during the year
Outstanding at the end of the year	6,927	6,927
Outstanding and exercisable at the end of the year
Westpac Performance Plan (WPP) | Non-performance share rights | Six-year vesting period
Share rights
Outstanding at the beginning of the year	6,576
Granted during the year
Exercised during the year
Lapsed during the year
Outstanding at the end of the year	6,576	6,576
Outstanding and exercisable at the end of the year
Westpac Performance Plan (WPP) | Non-performance share rights | Seven-year vesting period
Share rights
Outstanding at the beginning of the year	6,977
Granted during the year
Exercised during the year
Lapsed during the year
Outstanding at the end of the year	6,977	6,977
Outstanding and exercisable at the end of the year
Restricted Shares
Share rights
Outstanding at the beginning of the year	2,738,389	4,916,346
Granted during the year	0	0
Released	1,382,492	2,085,417
Forfeited during the year	6,396	92,540
Outstanding at the end of the year	1,349,501	2,738,389